Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies

Office Lease

On July 1, 2019, the Company’s office moved with Acuitas’ new offices to 2120 Colorado Avenue Ste 230, Santa Monica, CA 90404. There is no lease agreement for the new premises and the Company continues to accrue monthly lease payments of $1,000 for the new office under the terms of the previous month-to-month lease for the previous premises which may be cancelled upon 30 days’ written notice.

Challenge to US Patent

On April 30, 2018, we received notice that Mallinckrodt had petitioned the U.S. Patent and Trademark Office (“USPTO”) to institute an Inter Partes Review of our U.S. Patent No. 9,655,945 titled “Treatment of Ascites” (the “’945 patent”). Inter Partes Review is a trial proceeding conducted with the USPTO Patent Trial and Appeal Board (PTAB) to review the patentability of one or more claims of a patent. Such review is limited to grounds of novelty and obviousness on the basis of prior art consisting of patents and printed publications.

On November 13, 2019, the Patent Trial and Appeal Board of the United States Patent and Trademark Office (the “Board”) issued a written decision in the inter partes review (“IPR”) action that was brought by Mallinckrodt Pharmaceuticals Ireland Limited (“Mallinckrodt”) against BioVie Inc. (“BioVie” or “Company”). In that action, Mallinckrodt sought to invalidate BioVie’s patent (U.S. Pat. No. 9,655,945, “Treatment of Ascites”) (the “’945 Patent”). In its decision, the Board determined that all claims of the ‘945 Patent were not patentable because they were either anticipated or obvious in light of prior art. The Board also denied BioVie’s Motion to Amend the claims on similar grounds. The result of the Board’s decision is that the ‘945 patent is no longer valid or enforceable. Acuitas Group Holdings, LLC was aware of this patent challenge when it purchased a majority ownership interest in the company in July 2018.

This ruling is unrelated to the Company’s Orphan drug designations for ascites and hepatorenal syndrome (“HRS”), which remain unchanged. An Orphan drug that is first-to-market typically receives 7 years of market exclusivity in the United States for the designated use(s). In addition, the ruling does not affect the Company’s rights in its pending patent application directed to proprietary liquid formulations of terlipressin for use in its planned Phase 2b/3 trial, subject to FDA clearance, which could eventually provide up to 20 years of patent coverage in each country in which the Company seeks patent protection, such as the United States, if a patent issues from a patent application according to the patent laws of each issuing country.

Royalty Agreements

Pursuant to the Agreement and Plan of Merger entered into on April 11, 2016 between our predecessor entities, LAT Pharma LLC and NanoAntibiotics, Inc., BioVie is obligated to pay a low single digit royalty on net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma Members, PharmaIn Corporation, and The Barrett Edge, Inc.

The Company and PharmaIN Corporation, LAT Pharma’s former partner focused on the development of new modified drug candidates in the same therapeutic field but not including BIV201, had agreed to pay royalties equal to less than 1% of future net sales of each company's ascites drug development programs, or if such program is licensed to a third party, less than 5% of each company's net license revenues. On December 24, 2018, the Company returned its partial ownership rights to the PharmaIN modified terlipressin development program and simultaneously paid the remaining balance due on a related debt. PharmaIN, Corp. rights to our program remain unchanged. Additionally the Company obligation to pay a low single digit royalty on the net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma LLC members, and The Barrett Edge, Inc. pursuant to the Agreement and Plan of Merger, dated April 11, 2016, by and between LAT Pharma LLC. The Company has an obligation to pay a low single digit royalty on net sales of all terlipressin products covered by specified patents up to a maximum of $200,000 per year pursuant to the Technology Transfer Agreement, dated July 25, 2016, by and between us and the University of Padova (Italy).

Pursuant to the Technology Transfer Agreement entered into on July 25, 2016 between BioVie and the University of Padova (Italy), BioVie is obligated to pay a low single digit royalty on net sales of all terlipressin products covered by US patent no. 9,655,645 and any future foreign issuances capped at a maximum of $200,000 per year.

7.	Commitments and Contingencies

Office Lease

On October 1, 2018, the Company executed a lease agreement with Acuitas Group Holdings, LLC (related party) for the Company’s Corporate office space at the Acuitas’ offices at 11100 Wilshire Boulevard, Los Angeles , CA 90025. The lease is a month-to-month lease that may be cancelled upon 30 days’ written notice and requires monthly payments of $1,000. On July 1, 2019, the Company’s office moved with Acuitas’ new offices to 2120 Colorado Avenue Ste 230, Santa Monica, CA 90404.

Challenge to US Patent

On April 30, 2018, we received notice that Mallinckrodt had petitioned the U.S. Patent and Trademark Office (“USPTO”) to institute an Inter Partes Review of our U.S. Patent No. 9,655,945 titled “Treatment of Ascites” (the “’945 patent”). Inter Partes Review is a trial proceeding conducted with the USPTO Patent Trial and Appeal Board (PTAB) to review the patentability of one or more claims of a patent. Such review is limited to grounds of novelty and obviousness on the basis of prior art consisting of patents and printed publications.

On August 15, 2018, we submitted a Preliminary Response to the PTAB providing a rationale as to why, in our opinion, Mallinckrodt’s request to institute the IPR should not be granted. On November 14, 2018, the PTAB granted institution of the IPR challenge after determining that there was a reasonable likelihood of success in proving that at least one of our 14 claims was unpatentable. On March 7, 2019, we submitted a Patent Owner’s Response and a Patent Owner’s Contingent Motion to Amend our patent claims, and Declaration of Dr. Jaime Bosch, MD, PhD, our medical expert. On June 26 and June 28, 2019, we submitted a Patent Owner’s Reply In Support Of Its Contingent Motion To Amend Under 37 C.F.R.§ 42.121 to amend our patent claims and a Patent Sur-Reply supported by the Supplemental Declaration of Dr. Jaime Bosch to the Reply and the Opposition to Motion to Amend, filed by Petitioner Mallinckrodt, filed June 6, 2019. On July 29, 2019, we submitted a Patent Owner’s Opposition to Petitioner’s Motion to Strike. On July 17, 2019, we received from the PTAB an Order Oral Hearing in response to our request of an Oral Hearing which was held on August 12, 2019 at 1:00PM EST. We are actively defending the ’945 patent and we are exploring the possibility of settlement with Mallinckrodt. However, there can be no assurance that a favorable outcome will result, or if settlement is reached that the PTAB will accept it. A reasonable estimate cannot be made at this time. Although the PTAB encourages settlement, in view of public-interest considerations, the PTAB may continue the proceeding to a final written decision even if the parties settle. If the IPR is not terminated due to settlement, the PTAB is statutorily required to issue its final written decision in this case before November 14, 2019 (within one year from the date of institution). At June 30, 2019, no adjustments or accruals have been reflected in our financial statements related to this matter.

Royalty Agreements

Pursuant to the Agreement and Plan of Merger entered into on April 11, 2016 between LAT Pharma LLC and NanoAntibiotics, Inc., BioVie is obligated to pay a low single digit royalty on net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma Members, PharmaIn Corporation; and The Barrett Edge, Inc.

The Company and PharmaIN Corporation, LAT Pharma’s former partner focused on the development of new modified drug candidates in the same therapeutic field but not including BIV201, had agreed to pay royalties equal to less than 1% of future net sales of each company's ascites drug development programs, or if such program is licensed to a third party, less than 5% of each company's net license revenues. On December 24, 2018, the Company returned its partial ownership rights to the PharmaIN modified terlipressin development program and simultaneously paid the remaining balance due on a related debt. PharmaIN, Corp. rights to our program remain unchanged.

Pursuant to the Technology Transfer Agreement entered into on July 25, 2016 between BioVie and the University of Padova (Italy), BioVie is obligated to pay a low single digit royalty on net sales of all terlipressin products covered by US patent no. 9,655,645 and any future foreign issuances capped at a maximum of $200,000 per year.